FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Sensitivity Analysis) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	$ (87)	$ (132)
5% increase effect on net income (loss) and equity	(45)	(69)
Value on balance sheet	955	1,457
5% decrease effect on net income (loss) and equity	50	77
10% decrease effect on net income (loss) and equity	106	162
Other receivables [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	(52)	(31)
5% increase effect on net income (loss) and equity	(27)	(16)
Value on balance sheet	568	344
5% decrease effect on net income (loss) and equity	30	18
10% decrease effect on net income (loss) and equity	63	38
Trade payables [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	115	243
5% increase effect on net income (loss) and equity	60	127
Value on balance sheet	(933)	(2,670)
5% decrease effect on net income (loss) and equity	(67)	(141)
10% decrease effect on net income (loss) and equity	(141)	(297)
Other payables [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	154	169
5% increase effect on net income (loss) and equity	81	89
Value on balance sheet	(1,495)	(1,853)
5% decrease effect on net income (loss) and equity	(89)	(98)
10% decrease effect on net income (loss) and equity	(188)	(207)
NIS-linked balances [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	130	(2)
5% increase effect on net income (loss) and equity	69	0
Value on balance sheet	(905)	36
5% decrease effect on net income (loss) and equity	(76)	1
10% decrease effect on net income (loss) and equity	(160)	2
Euro-linked trade payables [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	(83)	(117)
5% increase effect on net income (loss) and equity	(44)	(61)
Value on balance sheet	(919)	(1,283)
5% decrease effect on net income (loss) and equity	48	67
10% decrease effect on net income (loss) and equity	102	142
Short Term Deposit [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity		(251)
5% increase effect on net income (loss) and equity		(131)
Value on balance sheet		2,758
5% decrease effect on net income (loss) and equity		145
10% decrease effect on net income (loss) and equity		306
Total [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	47	(119)
5% increase effect on net income (loss) and equity	25	(61)
Value on balance sheet	(1,824)	(1,247)
5% decrease effect on net income (loss) and equity	(28)	68
10% decrease effect on net income (loss) and equity	$ (58)	$ 144